Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

Yueda Digital Holding (“Yueda” or the “Company”), formerly known as AirNet Technology Inc., was incorporated in the Cayman Islands on April 12, 2007.

The Company conducted the cryptocurrencies mining business operations by its Hong Kong subsidiary Blockchain Dynamics Limited. On March 19, 2024, the Group has resolved to dispose Blockchain Dynamics Limited together with its subsidiary. On August 31, 2024, the Group has resolved to dispose One World Global Travel Inc. and Global International Travel Limited together with its subsidiaries. On January 1, 2025, the Company resumed its cryptocurrencies mining business, and the business was later conducted by its newly established Hong Kong subsidiary.

Yueda, its subsidiaries, through its variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) to operate its out-of-home advertising network, primarily air travel advertising network, in the People’s Republic of China (the “PRC”). The Group provided advertising time slots in the form of digital TV screens on airplanes, and media contents display in air travel. Collaborating with the Group’s partners, Yueda served airline travelers with interactive entertainment and a coverage of breaking news, and furnished corporate clients with advertisements tailored to the perceptions of the travelers. On June 11, 2025, the Group entered into certain purchase agreement with a third party, pursuant to which the third party agreed to purchase the legacy air travel media network business operations (the “Legacy Business”) in exchange for nominal cash consideration of US$1 (the “Disposition”), which was being conducted through the Company’s wholly owned subsidiaries. The Disposition was completed on September 3, 2025.

As of issuance date of this report, details of the Company’s subsidiaries are as follows:

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

AirNet Technolog Ohio Inc. (“AirNet Ohio”)	February 6, 2025	United States	100
Robust achievement Limited (“Robust achievement”)	March 5, 2025	Hong Kong	100